Business Segment Information - Summary of Business Segment Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues	$ 17,311	$ 18,757	$ 13,682
Revenues from intersegment sales			0
Revenues	17,311	18,757	13,682
Operating profit or loss	(1,248)	2,482	699
Income from equity interests in associates and joint ventures	94	446	287
Net financial results	897	128	(271)
Net profit / (loss) before income tax	(257)	3,056	715
Income tax	(1,020)	(822)	(699)
Net profit/ (loss)	(1,277)	2,234	16
Acquisitions of property, plant and equipment	6,191	4,459	2,666
Acquisitions of right-of-use assets	404	306	284
Assets	25,035	25,912	23,290
Depreciation of property, plant and equipment	3,016	2,551	2,816
Amortization of intangible assets	37	43	51
Depreciation of right-of-use assets	220	214	201
Impairment of property, plant and equipment and intangible assets	2,288	123	115
Operating segments [member] | Upstream [member]
Disclosure of operating segments [line items]
Revenues	171	174	147
Revenues from intersegment sales	7,211	7,134	5,820
Revenues	7,382	7,308	5,967
Operating profit or loss	(1,927)	1,310	80
Acquisitions of property, plant and equipment	4,773	3,417	2,168
Acquisitions of right-of-use assets	363	204	172
Assets	11,129	11,528	10,681
Depreciation of property, plant and equipment	2,452	1,947	2,259
Amortization of intangible assets			0
Depreciation of right-of-use assets	131	140	129
Impairment of property, plant and equipment and intangible assets	2,288	123	115
Operating segments [member] | Downstream [member]
Disclosure of operating segments [line items]
Revenues	14,888	16,016	11,220
Revenues from intersegment sales	100	109	64
Revenues	14,988	16,125	11,284
Operating profit or loss	896	1,523	945
Income from equity interests in associates and joint ventures	10	23	48
Acquisitions of property, plant and equipment	1,140	837	406
Acquisitions of right-of-use assets	19	102	105
Assets	9,916	9,530	8,321
Depreciation of property, plant and equipment	464	477	456
Amortization of intangible assets	30	29	39
Depreciation of right-of-use assets	71	59	61
Operating segments [member] | Gas and power segment [member]
Disclosure of operating segments [line items]
Revenues	2,017	2,304	2,069
Revenues from intersegment sales	357	391	161
Revenues	2,374	2,695	2,230
Operating profit or loss	(3)	90	10
Income from equity interests in associates and joint ventures	84	428	239
Acquisitions of property, plant and equipment	178	78	27
Acquisitions of right-of-use assets	22	0	7
Assets	2,282	3,215	2,846
Depreciation of property, plant and equipment	44	48	28
Amortization of intangible assets	7	12	8
Depreciation of right-of-use assets	19	20	17
Operating segments [member] | Central Administration and Others [member]
Disclosure of operating segments [line items]
Revenues	235	263	246
Revenues from intersegment sales	781	779	484
Revenues	1,016	1,042	730
Operating profit or loss	(270)	(405)	(198)
Income from equity interests in associates and joint ventures	0	(5)
Acquisitions of property, plant and equipment	100	127	65
Assets	1,826	1,807	1,575
Depreciation of property, plant and equipment	56	79	73
Amortization of intangible assets	0	2	4
Consolidation Adjustments [member]
Disclosure of operating segments [line items]
Revenues from intersegment sales	(8,449)	(8,413)	(6,529)
Revenues	(8,449)	(8,413)	(6,529)
Operating profit or loss	56	(36)	(138)
Assets	(118)	(168)	(133)
Depreciation of right-of-use assets	$ (1)	$ (5)	$ (6)